RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of warrant liabilities	$ (55,125,000)	$ (55,125,000)
Other income (expense), net	(55,105,148)	(55,107,782)
Net loss	$ (60,394,659)	$ (55,771,393)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares)		22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share)		$ (2.53)
Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, basic and diluted		72,920,468
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of warrant liabilities		$ 0
Other income (expense), net		17,218
Net loss		$ (646,393)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares)		20,095,027
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share)		$ (0.03)
As Previously Reported | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, basic and diluted		77,306,600
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of warrant liabilities		$ (55,125,000)
Other income (expense), net		(55,125,000)
Net loss		$ (55,125,000)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares)		1,979,418
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share)		$ (2.50)
Adjustment | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, basic and diluted		(4,386,132)